Shareholder Report, Holdings (Details) - AGF U.S. Market Neutral Anti-Beta Fund	Jun. 30, 2025
HEICO Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Iridium Communications, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Dollar General Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Sunrun, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Bentley Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Juniper Networks, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Royalty Pharma plc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
RTX Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Joby Aviation, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
Reddit, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
Robinhood Markets, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
SoFi Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Coinbase Global, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Affirm Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
elf Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
CRISPR Therapeutics AG [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Communication Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	(4.10%)
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.70%
Percent of Total Short Exposure	(11.50%)
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(5.50%)
Energy [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	(3.80%)
Financials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.70%
Percent of Total Short Exposure	(16.60%)
Health Care [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	(11.20%)
Industrials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.40%
Percent of Total Short Exposure	(17.80%)
Information Technology [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.20%
Percent of Total Short Exposure	(14.90%)
Materials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(5.00%)
Real Estate [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(5.90%)
Utilities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	(4.50%)